Jacob Forward ETF
Schedule of Investments
November 30, 2024 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Auto Dealers & Gasoline Stations - 0.6%
Autohome, Inc. - ADR	486	$13,370

Biological Products (No Diagnostic Substances) - 4.0%
Beam Therapeutics, Inc. (a)	798	21,841
CRISPR Therapeutics AG (a)	293	14,993
Krystal Biotech, Inc. (a)	305	60,213
		97,047

Business Services - 7.6%
Coinbase Global, Inc. - Class A (a)	178	52,724
OptimizeRx Corp. (a)	15,852	86,393
Phreesia, Inc. (a)	2,117	44,520
		183,637

Communications Equipment - 5.3%
Powerfleet, Inc. (a)	18,151	127,783

Computer Processing & Data Preparation - 6.8%
Doximity, Inc. - Class A (a)	1,957	103,721
HUYA, Inc. - ADR	5,503	17,720
Nextdoor Holdings, Inc. (a)	17,385	42,245
		163,686

Computer Programming, Data Processing, Etc. - 13.4%
Braze, Inc. - Class A (a)	2,023	80,354
Cloudflare, Inc. - Class A (a)	808	80,663
Confluent, Inc. - Class A (a)	2,087	64,363
MongoDB, Inc. (a)	297	95,779
		321,159

Finance Services - 7.1%
Block, Inc. (a)	1,233	109,182
SoFi Technologies, Inc. (a)	3,752	61,570
		170,752

Industrial Organic Chemicals - 2.8%
Codexis, Inc. (a)	14,612	66,923

Medical Laboratories - 5.6%
CareDx, Inc. (a)	4,827	118,455
Celcuity, Inc. (a)	1,198	15,334
		133,789

Miscellaneous Amusement & Recreation - 8.8%
DraftKings, Inc. - Class A (a)	2,508	109,474
Flutter Entertainment PLC (a)	90	24,869
Inspired Entertainment, Inc. (a)	8,090	77,826
		212,169

Patent Owners & Lessors - 1.4%
Immersion Corp.	3,840	34,330

Pharmaceutical Preparations - 16.8%
Arcturus Therapeutics Holdings, Inc. (a)	799	14,654
Cartesian Therapeutics, Inc. (a)	1,173	22,088
Esperion Therapeutics, Inc. (a)	47,729	133,641
Harrow, Inc. (a)	3,506	146,936
Heron Therapeutics, Inc. (a)	55,542	66,095
Ideaya Biosciences, Inc. (a)	723	19,781
		403,195

Real Estate - 11.0%
Porch Group, Inc. (a)	36,902	135,061
Zillow Group, Inc. - Class C (a)	1,533	129,861
		264,922

Semiconductors & Related Devices - 0.6%
Impinj, Inc. (a)	73	14,031

Surgical & Medical Instruments & Apparatus - 8.2%
Alphatec Holdings, Inc. (a)	11,790	123,559
Tela Bio, Inc. (a)	23,076	72,459
		196,018
TOTAL COMMON STOCKS (Cost $2,353,437)		2,402,811

MONEY MARKET FUNDS - 0.0%(b)	Shares
First American Government Obligations Fund - Class X, 4.56% (c)	114	114
TOTAL MONEY MARKET FUNDS (Cost $114)		114

TOTAL INVESTMENTS - 100.0% (Cost $2,353,551)		2,402,925
Other Assets in Excess of Liabilities - 0.0% (d)		648
TOTAL NET ASSETS - 100.0%		$2,403,573
two		–%
Percentages are stated as a percent of net assets.		–%

Schedule of Investments is classified using the U.S. Securities and Exchange Commission's Standard Industrial Classification (SIC) Code List.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

Jacob Forward ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,402,811	$–	$–	$2,402,811
Money Market Funds	114	–	–	114
Total Investments	$2,402,925	$–	$–	$2,402,925

Refer to the Schedule of Investments for further disaggregation of investment categories.